Document And Entity Information	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Financial Institutions, Inc.
Entity Central Index Key	0000862831
Entity Emerging Growth Company	false
Entity File Number	0-26481
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0816610
Entity Address, Address Line One	220 Liberty Street
Entity Address, City or Town	Warsaw
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14569
City Area Code	585
Local Phone Number	786-1100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FISI
Security Exchange Name	NASDAQ
Amendment Description	Financial Institutions, Inc. (the “Company”), parent company of Five Star Bank (the “Bank”) is filing this amendment to its Current Report on Form 8-K, dated January 30, 2025, filed with the Securities and Exchange Commission (the “Prior Report”), in order to update certain financial information for the fiscal year and fourth quarter ended December 31, 2024 that was included in Exhibit 99.1 to the Prior Report (the “Original Earnings Release”). Certain financial information contained in the Original Earnings Release is accordingly updated as set forth below due to a subsequent event that occurred following the filing of the Prior Report.